Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
	At 31 December
(in USD million)	2018	2017

Trade payables	2,532	3,181
Non-trade payables and accrued expenses	2,604	2,345
Joint venture payables	2,254	2,464
Payables to equity accounted associated companies and other related parties	725	858

Total financial trade and other payables	8,115	8,849
Current portion of provisions and other non-financial payables	255	888

Trade, other payables and provisions	8,369	9,737